Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Stockholder's Equity - Plan 2024 movements (Table)

	Number of Restricted Shares Granted	Number of Restricted Shares Forfeited	Number of Restricted Shares Vested	Balance of Non-Vested Restricted Shares	Weighted average grant date fair value
December 31, 2023	—	—	—	—	$—
Granted July 24,2024	625,000	(3,000)	—	622,000	$26.07
Vested during 2024	—	—	—	—	$26.07
December 31, 2024	625,000	(3,000)	—	622,000	$26.07